TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
TAXES PAYABLE
Income tax payable	$ 840,892	$ 865,605
Value added tax payable	559,526	476,254
Other taxes payable	38,240	5,133
Total taxes payable	$ 1,438,658	$ 1,346,992